Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio	Apr. 29, 2024 USD ($)
VIP FundsManager 20% Portfolio - Service Class
Expense Example:
1 year	$ 56
3 years	204
5 years	370
10 years	851
VIP FundsManager 20% Portfolio - Service Class 2
Expense Example:
1 year	72
3 years	251
5 years	451
10 years	$ 1,030